Intangible Assets, Net - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Intangible Assets Net Excluding Goodwill [Abstract]
Amortization expenses	¥ 1,304	¥ 602	¥ 973